Net Loss per Share (Details) - Schedule of Net Loss Per Share - USD ($)	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2022
Schedule of net loss per share [Abstract]
Loss for the year, attributable to the owners of the Group	$ (320,524)	$ (1,986,814)	$ (51,788,880)	$ (4,526,905)
Loss attributable to the ordinary shareholders	$ (320,524)	$ (1,986,814)	$ (51,788,880)	$ (4,526,905)
Weighted-average number of ordinary shares (in Shares)	29,140,000	30,239,558	34,466,258	31,000,000
Basic (in Dollars per share)	$ (0.01)	$ (0.07)	$ (1.5)	$ (0.15)